Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares				12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020	Aug. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Unvested, beginning balance				306,242	329,156
Granted				100,263	79,172
Forfeited	(10,054)	(2,144)	(5,425)	(16,123)	(12,198)
Vested				(286,895)	(89,888)
Unvested, ending balance				103,487	306,242	329,156
Weighted-average grant date fair value
Unvested, beginning balance				$ 10.54	$ 11.68
Granted				9.99	7.90
Vested				10.66	12.25
Unvested, ending balance				9.92	10.54	$ 11.68
Forfeited				$ 8.89	$ 11.54
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)				1 year 21 days	11 months 4 days	1 year 4 months 17 days